Investments In Non-Consolidated Affiliates (Aggregate Investments And Direct Ownership In These Affiliates) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Investments in non-consolidated affiliates	$ 240	$ 228
Percentage of investment in affiliates	50.00%
Minimum [Member]
Investments in and Advances to Affiliates [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	2.00%	2.00%
Percentage of investment in affiliates	20.00%
Maximum [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of investment in affiliates	50.00%	50.00%